TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7%
	AEROSPACE & DEFENSE - 7.4%
20,250	FTAI Aviation Ltd.	$ 5,478,233
18,711	Howmet Aerospace, Inc.	5,030,639
12,776	Rocket Lab Corporation(a)	1,298,680
999	TransDigm Group, Inc.	1,330,708
		13,138,260
	APPAREL & TEXTILE PRODUCTS - 1.5%
31,057	Kontoor Brands, Inc.	2,588,290

	BANKING - 5.0%
110,819	First Horizon Corporation	2,841,399
29,150	Pinnacle Financial Partners, Inc.	2,940,652
18,974	Wintrust Financial Corporation	3,049,501
		8,831,552
	BIOTECH & PHARMA - 5.9%
216,717	Elanco Animal Health, Inc.(a)	5,333,405
33,565	Ionis Pharmaceuticals, Inc.(a)	2,661,369
4,852	United Therapeutics Corporation(a)	2,628,959
		10,623,733
	CONSTRUCTION MATERIALS - 2.9%
39,667	Amrize Ltd.	2,114,251
5,117	Martin Marietta Materials, Inc.	2,950,974
		5,065,225
	DATA CENTER REIT - 1.0%
9,963	Digital Realty Trust, Inc.	1,789,156

	E-COMMERCE DISCRETIONARY - 1.8%
34,795	Wayfair, Inc., Class A(a)	3,215,754

	ELECTRIC UTILITIES - 3.0%
69,477	CenterPoint Energy, Inc.	3,059,767
14,779	Vistra Corporation	2,344,393
		5,404,160

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	ELECTRICAL EQUIPMENT - 3.3%
17,374	Vertiv Holdings Company, Class A	$ 5,817,163

	ENGINEERING & CONSTRUCTION - 9.5%
3,296	Comfort Systems USA, Inc.	6,532,507
11,108	MasTec, Inc.(a)	4,621,594
7,792	Quanta Services, Inc.	5,610,552
		16,764,653
	HEALTH CARE FACILITIES & SERVICES - 2.1%
53,556	GeneDx Holdings Corporation(a)	3,676,619

	INDUSTRIAL SUPPORT SERVICES - 4.2%
49,270	Fastenal Company	2,366,438
4,520	United Rentals, Inc.	5,120,663
		7,487,101
	MEDICAL EQUIPMENT & DEVICES - 4.4%
49,480	Merit Medical Systems, Inc.(a)	3,430,943
15,930	Natera, Inc.(a)	4,324,199
		7,755,142
	OIL & GAS PRODUCERS - 3.3%
12,477	Cheniere Energy, Inc.	2,982,128
15,949	Diamondback Energy, Inc.	2,803,515
		5,785,643
	RETAIL - CONSUMER STAPLES - 1.5%
15,070	Five Below, Inc.(a)	2,709,435

	RETAIL - DISCRETIONARY - 4.0%
17,364	Boot Barn Holdings, Inc.(a)	2,852,384
20,579	Ross Stores, Inc.	4,380,241
		7,232,625
	SEMICONDUCTORS - 20.4%
16,732	Coherent Corporation(a)	6,600,272
24,521	Entegris, Inc.	4,410,347
11,258	Marvell Technology, Inc.	3,353,646
3,031	Monolithic Power Systems, Inc.	4,189,933

TIMOTHY PLAN SMALL/MID CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 97.7% (Continued)
	SEMICONDUCTORS - 20.4% (Continued)
21,821	ON Semiconductor Corporation(a)	$ 2,062,957
4,510	Sandisk Corporation(a)	10,254,523
11,157	Teradyne, Inc.	5,398,203
		36,269,881
	SOFTWARE - 7.9%
19,200	CoreWeave, Inc., Class A(a)	1,911,168
23,827	Datadog, Inc., Class A(a)	6,203,599
7,436	MongoDB, Inc.(a)	2,497,752
23,681	Zscaler, Inc.(a)	3,342,573
		13,955,092
	TECHNOLOGY HARDWARE - 6.5%
5,613	Fabrinet(a)	3,154,955
8,665	Seagate Technology Holdings plc	8,361,725
		11,516,680
	TECHNOLOGY SERVICES - 2.1%
4,840	CACI International, Inc., Class A(a)	2,242,178
2,619	MSCI, Inc.	1,466,745
		3,708,923

	TOTAL COMMON STOCKS (Cost $113,236,875)	173,335,087

	SHORT-TERM INVESTMENT — 4.8%
	MONEY MARKET FUND - 4.8%
8,581,171	Fidelity Investments Money Market Government Portfolio, Class I, 3.52%(b) (Cost $8,581,171)	8,581,171

	TOTAL INVESTMENTS - 102.5% (Cost $121,818,046)	$ 181,916,258
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.5)%	(4,519,853)
	NET ASSETS - 100.0%	$ 177,396,405

Ltd.	- Limited Company
MSCI	- Morgan Stanley Capital International
plc	- Public Limited Company
REIT	- Real Estate Investment Trust

(a) Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.